| (Global Short Duration Credit Fund)

John Hancock Bond trust

John Hancock Global Short Duration Credit Fund

Supplement dated January 3, 2014 to the current Class A Shares Prospectus of the fund, as may be supplemented from time to time.

Effective February 3, 2014, Class A front-end and deferred sales charges are being reduced, and the terms and holding schedule of the Class A deferred sales charge are being modified as set forth below. These changes will take effect on February 3, 2013 and purchases made prior to this date are subject to the front-end sales charges, deferred sales charges and holding schedules currently described in the fund's prospectus and statement of additional information.

The following amends and restates the information regarding Class A shares presented under the heading "Fees and expenses — Shareholder fees (fees paid directly from your investment)" in the "Fund summary" section:

Shareholder fees (fees paid directly from your investment)
Shareholder Fees (Global Short Duration Credit Fund) (USD $)		Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price		2.50%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	[1]	0.50%
Small account fee (for fund account balances under $1,000)		20
[1]	(on certain purchases, including those of $250,000 or more)

In addition, the following amends and restates the information presented for each fund under the heading "Expense example" in the "Fund summary" section:
Expense Example (Global Short Duration Credit Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	392	691	1,012	1,920